Annual Total Returns (Bar Chart) - Total Bond Market Trust A (Total Bond Market Trust A, Series I, Total Bond Market Trust A)	12 Months Ended
May 01, 2011
Total Bond Market Trust A | Series I, Total Bond Market Trust A
Bar Chart Table:
2007	6.59%
2008	5.82%
2009	4.43%
2010	5.78%